UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

2943 Olney-Sandy Spring Road Olney, Maryland    20832

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 7/31/12

Item 1.  Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Alternative Solutions Fund

Arrow Managed Futures Strategy Fund

Arrow Commodity Strategy Fund

Annual Report

July 31, 2012

1-877-277-6933

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

We are pleased to provide the annual report for the Arrow Alternative Solutions Fund, Arrow Commodity Strategy Fund, Arrow DWA Balanced Fund, Arrow DWA Tactical Fund and Arrow Managed Futures Strategy Fund covering the one-year period ended July 31, 2012. During the past year, we have continued our ongoing client education efforts regarding the potential benefits of combining tactical asset allocation with alternative assets. All of our funds continue to support this philosophy.

Arrow DWA Balanced Fund allows individual investors to gain exposure to sophisticated asset allocation strategies similar to those used by university endowments. The Fund stays responsive to market conditions through a proprietary relative strength-based allocation process across a diverse array of market segments. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. Through July 2012, the Fund’s net assets were more than $318 million with annualized performance of 4.33% since inception (A-Shares without load). The Fund’s relative-strength-based approach to broad market diversification continues to help its comparative performance, especially considering that the U.S. stock market has an annualized return of 3.50% over the same time period, as measured by the S&P 500.

Arrow DWA Tactical Fund follows the DWA Systematic RS Global Macro investment model. The Arrow DWA Tactical Fund’s net assets have grown significantly over the past year, totaling more than $176 million through the end of July 2012. Since its inception in May 2008 through July 2012, the Fund’s A-Shares (without load) had an annualized return of -3.01% versus the broad domestic market 1.87% (S&P 500). The performance can be deceiving considering the Fund was launched at the precipice of the global financial crisis. Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. Although the net return since inception is still negative, the Fund continues to seek new market leadership and identify areas of performance strength.

Arrow Alternative Solutions Fund allows individual investors to gain exposure to multiple alternative investment strategies, similar to those used by hedge funds and institutions. The strategy is designed to help reduce portfolio volatility through low correlation to traditional investments. The Fund is managed on a risk-targeted basis, where risk and volatility are always on the forefront of each investment allocation. The Fund’s net assets were more than $18 million at the end of July 2012. Since its inception in October 2007 through July 2012, the Fund’s A-Shares (without load) had an annualized return of -3.01%. Returns have underperformed the broad market S&P 500’s performance of -0.24%. However, as a diversifier, the Fund has achieved approximately one third of the S&P 500’s volatility, as measured by standard deviation, at 6.67% compared to the S&P 500’s 19.40%.

Arrow Managed Futures Strategy Fund is benchmarked to the Trader Vic Index (TVI) and is designed to capture the economic benefit derived from both rising and declining trends in the global commodity and financial markets. The Fund’s net assets have grown to more than $91 million. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. Since its inception in April 2010 through July 2012, the Fund has returned -4.72% (A-Shares without load), while the stock market (S&P 500 Index) returned 9.17%. Despite the low comparative returns to the S&P 500, the Fund has no direct exposure to equities and continues to have virtually no correlation to the stock market. Keep in mind that it has been a relatively short period of time since inception and the Fund is intended for long-term investors.

Arrow Commodity Strategy Fund was launched on December 31, 2010. The Fund is designed to provide exposure to broad-based commodity markets through its benchmark, the Longview Extended Commodity Index. As the name indicates, the Fund’s benchmark follows a longer “buy and hold” view of the commodity markets, rather than constantly rolling into futures contracts with near-term expiration dates. In the period since its inception through July 2012, the Fund’s net assets have grown to more than $12 million with an annualized return of -3.59% (A-Shares without load). Keep in mind that this is a fairly short period of time in an asset class with historical volatility. However, we have confidence in the potential benefits of the Fund and the underlying benchmark’s methodology.

For more information about our funds, please visit our website at www.arrowfunds.com. We are grateful for your investment in Arrow Funds and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

August 2012

1407-NLD-9/14/2012

Arrow DWA Balanced Fund
PORTFOLIO REVIEW
July 31, 2012 (Unaudited)

The Fund's performance figures* for the periods ending July 31, 2012, as compared to its benchmark:
				Since Inception** -
	One Year	Three Year	Five Year	July 31, 2012
The Arrow DWA Balanced Fund - Class A	(1.89)%	7.98%	2.43%	4.33%
The Arrow DWA Balanced Fund - Class A with load	(7.56)%	5.86%	1.23%	3.30%
The Arrow DWA Balanced Fund - Class C	(2.59)%	7.21%	1.66%	3.56%
The Arrow DWA Balanced Fund - Institutional Class Shares	N/A	N/A	N/A	(0.96)%
Barclays Aggregate Bond Index	7.25%	6.85%	6.91%	6.64%
S&P 500 Total Return Index	9.13%	14.13%	1.13%	3.50%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is August 7, 2006 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	60.5%
Debt Funds	26.7%
Foreign Index Funds	12.3%
Other, Cash & Cash Equivalents	0.5%
100.0%

Arrow DWA Tactical Fund
PORTFOLIO REVIEW
July 31, 2012 (Unaudited)

The Fund's performance figures* for the periods ending July 31, 2012, as compared to its benchmark:
			Since Inception** -
	One Year	Three Year	July 31, 2012
The Arrow DWA Tactical Fund - Class A	(9.03)%	7.31%	(3.01)%
The Arrow DWA Tactical Fund - Class A with load	(14.28)%	5.23%	(4.38)%
The Arrow DWA Tactical Fund - Class C	(9.66)%	6.51%	(3.72)%
The Arrow DWA Tactical Fund - Institutional Class Shares	N/A	N/A	0.37%
Barclays Aggregate Bond Index	7.25%	6.85%	6.76%
S&P 500 Total Return Index	9.13%	14.13%	1.87%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is May 30, 2008 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	90.1%
Debt Funds	9.5%
Other, Cash & Cash Equivalents	0.4%
100.0%

Arrow Alternative Solutions Fund
PORTFOLIO REVIEW
July 31, 2012 (Unaudited)

The Fund's performance figures* for the periods ending July 31, 2012, as compared to its benchmark:
			Since Inception** -
	One Year	Three Year	July 31, 2012
The Arrow Alternative Solutions Fund - Class A	(4.05)%	(1.29)%	(3.01)%
The Arrow Alternative Solutions Fund - Class A with load	(9.56)%	(3.23)%	(4.21)%
The Arrow Alternative Solutions Fund - Class C	(4.74)%	(2.03)%	(3.70)%
The Arrow Alternative Solutions Fund - Institutional Class Shares	N/A	N/A	(1.68)%
Barclays Aggregate Bond Index	7.25%	6.85%	6.64%
S&P 500 Total Return Index	9.13%	14.13%	(0.24)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is October 31, 2007 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class/Industry Sector	% of Net Assets
U.S. Government and Agency	48.0%
Exchange Traded Funds	11.2%
Corporate Bonds and Notes	2.8%
Other, Cash & Cash Equivalents	38.0%
100.0%

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW
July 31, 2012 (Unaudited)

The Fund's performance figures* for the periods ending July 31, 2012, as compared to its benchmark:
		Since Inception** -
	One Year	July 31, 2012
The Arrow Managed Futures Trend Fund - Class A	(15.49)%	(4.72)%
The Arrow Managed Futures Trend Fund - Class A with load	(20.32)%	(7.19)%
The Arrow Managed Futures Trend Fund - Class C	(16.17)%	(5.42)%
The Arrow Managed Futures Trend Fund - Institutional Class Shares	N/A	(4.04)%
Trader Vic Index	14.90%	(2.75)%
S&P 500 Total Return Index	9.13%	9.17%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Fund's investment advisor has elected to change the Fund's benchmark to the Trader Vic Index from the Barclays Aggregate Bond Index. This index is more representative of the securities in which the Fund invests. The Trader Vic Index (TVICER) was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is April 30, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class/Holdings	% of Net Assets
Structured Notes	0.3%
Other / Cash & Cash Equivalents	99.7%
100.0%

Arrow Commodity Strategy Fund
PORTFOLIO REVIEW
July 31, 2012 (Unaudited)

The Fund's performance figures* for the periods ended July 31, 2012, as compared to its benchmark:

		Since Inception** -
	One Year	July 31, 2012
The Arrow Commodity Strategy Fund - Class A	(13.33)%	(3.59)%
The Arrow Commodity Strategy Fund - Class A with load	(18.28)%	(7.13)%
The Arrow Commodity Strategy Fund - Class C	(13.93)%	(4.24)%
The Arrow Commodity Strategy Fund - Institutional Class Shares	N/A	(6.44)%
Longview Extended Commodity Index	(11.20)%	(1.05)%
S&P 500 Total Return Index	9.13%	8.25%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

Longview Extended Commodity Index (LEX): A fundamentally constructed index for measuring the performance of the commodity markets.
The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is December 31, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class/Holdings	% of Net Assets
Exchange Traded Notes-Commodity	0.7%
Other / Cash & Cash Equivalents	99.3%
100.0%

	Arrow DWA Balanced Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 99.5%
	DEBT FUNDS - 26.7%
402,197	iShares Barclays 7-10 Year Treasury Bond Fund	$ 43,952,089
502,334	Vanguard Short-Term Bond ETF	40,905,058
		84,857,147
	EQUITY FUNDS - 60.5%
370,976	iShares Cohen & Steers Realty Majors Index Fund	29,822,761
242,500	iShares Dow Jones US Consumer Goods Sector Index Fund	17,765,550
223,270	iShares Dow Jones US Consumer Services Sector Index Fund +	18,209,901
246,840	iShares Dow Jones US Technology Sector Index Fund	17,653,997
393,573	JPMorgan Alerian MLP Index Fund	15,550,069
690,250	Vanguard Growth ETF	47,551,322
810,800	Vanguard Value ETF	45,891,280
		192,444,880
	FOREIGN INDEX FUNDS - 12.3%
540,099	iShares MSCI Malaysia Index Fund	7,782,827
133,250	iShares MSCI Mexico Investable Market Index Fund	8,284,152
138,750	iShares MSCI South Korea Index Fund	7,713,112
331,250	iShares MSCI Switzerland Index Fund	7,711,500
467,750	iShares MSCI United Kingdom Index Fund	7,685,132
		39,176,723

	TOTAL EXCHANGE TRADED FUNDS (Cost $288,759,450)	316,478,750

	SHORT-TERM INVESTMENT - 0.9%
	MONEY MARKET FUND - 0.9%
2,729,348	Fidelity Institutional Money Market Fund - Money Market Portfolio	2,729,348
	to yield 0.19%* (Cost $2,729,348)

	TOTAL INVESTMENTS - 100.4% (Cost $291,488,798) (a)	$ 319,208,098
	OTHER ASSETS & LIABILITIES - (0.4)%	(1,183,971)
	TOTAL NET ASSETS - 100.0%	$ 318,024,127

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $291,827,419 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 29,253,775
	Unrealized Depreciation:	(1,873,096)
	Net Unrealized Appreciation:	$ 27,380,679
* Money market fund; interest rate reflects seven-day effective yield on July 31, 2012.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2012
Shares		Value
	EXCHANGE TRADED FUNDS - 99.6%
	DEBT FUND - 9.5%
129,800	iShares Barclays 20+ Year Treasury Bond Fund	$ 16,835,060

	EQUITY FUNDS - 90.1%
419,000	Consumer Discretionary Select Sector SPDR Fund	18,243,260
478,700	Health Care Select Sector SPDR Fund	18,377,293
229,900	iShares Cohen & Steers Realty Majors Index Fund	18,481,661
316,300	iShares Dow Jones Select Dividend Index Fund	18,146,131
246,200	iShares Dow Jones US Real Estate Index Fund	16,108,866
252,650	SPDR Dow Jones REIT ETF	18,761,789
599,300	Technology Select Sector SPDR Fund	17,535,518
230,650	Vanguard Growth ETF	15,889,479
334,800	WisdomTree Total Dividend Fund+	17,848,188
		159,392,185
	TOTAL EXCHANGE TRADED
	FUNDS (Cost $167,641,992)	176,227,245

	SHORT-TERM INVESTMENT - 1.0%
	MONEY MARKET FUND - 1.0%
1,717,083	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.19%* ++ (Cost $1,717,083)	1,717,083

	TOTAL INVESTMENTS - 100.6% (Cost $169,359,075) (a)	$ 177,944,328
	OTHER ASSETS & LIABILITIES - (0.6)%	(962,418)
	TOTAL NET ASSETS - 100.0%	$ 176,981,910

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $169,421,890 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 9,096,772
	Unrealized Depreciation:	(574,334)
	Net Unrealized Appreciation:	$ 8,522,438

*Money market fund; interest rate reflects seven-day effective yield on July 31, 2012.
+ Affiliated company - The Arrow DWA Tactical Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
++All or a portion of this investment is a holding of the ADWAT Fund Limited.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2012
Shares		Value
	EXCHANGE TRADED FUNDS - 11.2%^
	DEBT EXCHANGE TRADED FUNDS - 11.1%^
5,800	iShares iBoxx $ High Yield Corporate Bond Fund	$ 531,860
550	iShares iBoxx Investment Grade Corporate Bond Fund	66,704
3,000	iShares JPMorgan USD Emerging Markets Bond Fund	355,650
10,824	PowerShares Emerging Markets Sovereign Debt Portfolio	324,287
4,202	PowerShares Fundamental High Yield Corporate Bond Portfolio	79,250
3,300	SPDR Barclays Capital High Yield Bond ETF	131,604
8,700	SPDR DB International Government Inflation-Protected Bond ETF	524,262
		2,013,617
	EQUITY EXCHANGE TRADED FUND - 0.1%^
1,300	Guggenheim Frontier Markets ETF	24,973

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,631,052)	2,038,590

Principal
	CORPORATE BONDS AND NOTES - 2.8%^
$ 130,000	Anheuser-Busch InBev Worldwide, Inc., 6.875% due 11/15/2019	169,974
50,000	Kinder Morgan Energy Partners LP, 9.000% due 2/1/2019	65,974
205,000	Wyeth, 6.000% due 2/15/2036	281,041
	TOTAL CORPORATE BONDS AND NOTES	516,989
	(Cost $397,552)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 48.0%^
765,000	Federal Farm Credit Bank, 4.900% due 4/15/2015	854,429
123,000	Federal Home Loan Mortgage Corp., 5.000% due 11/13/2014	135,808
70,400	Federal National Mortgage Association, Pool 357919, 5.500% due 8/1/2020	76,824
8,799	Federal National Mortgage Association, Pool 905090, 5.500% due 10/1/2021	9,572
30,754	Federal National Mortgage Association, Pool 950647, 5.500% 8/1/2022	33,837
496,580	Federal National Mortgage Association, Pool 257157, 4.000% due 3/1/2023	531,828
491,676	Federal National Mortgage Association, Pool 745418, 5.500% due 4/1/2036	541,679
1,705,516	Freddie Mac Gold Pool A86274, 4.500% due 5/1/2039	1,894,709
1,000,000	United States Treasury Inflation Indexed Bonds, 0.125% due 4/15/2017	1,079,327
1,000,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	1,267,624
1,000,000	United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029	2,332,410
	TOTAL U.S. GOVERNMENT AND AGENCY	8,758,047
	OBLIGATIONS (Cost $7,592,621)

Shares
	SHORT-TERM INVESTMENT - 13.7%
	MONEY MARKET FUND - 13.7%
2,501,681	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.19% * ++ (Cost $2,501,681)	2,501,681
	TOTAL INVESTMENTS - 75.7% (Cost $12,122,906) (a)	$ 13,815,307
	OTHER ASSETS & LIABILITIES - 24.3%	4,428,834
	TOTAL NET ASSETS - 100.0%	$ 18,244,141

See accompanying notes to financial statements.
Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2012

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

* Money market fund; interest rate reflects seven-day effective yield on July 31, 2012.

^ All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts. As of July 31,2012, no securities are segregated as collateral.  All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers in the Consolidated Statement of Assets and Liabilities.

++ All or a portion of this investment is a holding of the Northern Lights SPC.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2012

FUTURES CONTRACTS
Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
(34)	CBOE VIX	Feb-13	$ 911,200	$ (400)
(17)	US 10 Year Note	Sep-12	2,289,156	(31,875)
(7)	US Long Bond	Sep-12	1,057,219	(23,352)

	Net Unrealized Loss from Open Short Futures Contracts			$ (55,627)

	Net Unrealized Loss from Open Futures Contracts			$ (55,627)

Unrealized
Gain / (Loss)
LONG INDEX SWAP CONTRACTS ++
Proprietary Index May 2017, Long Custom Managed Futures Index Swap- Deutsche Bank AG, to receive the appreciation of the index vs the depreciation of the index plus 1% per annum
	(Notional Amount $10,477,442)			$ 125,719
	Unrealized Gain from Long Index Swap Contracts			$ 125,719
		Total Net Unrealized Gain from Index Swap Contracts		$ 125,719

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2012
Principal		Value
	STRUCTURED NOTE - 0.3%
$ 300	Structured Note - TVICER, 0.00% due 9/4/2013 *
	(Cost $300,000)	$ 299,504

	SHORT-TERM INVESTMENTS - 97.8%
	U.S. TREASURIES - 81.7%***
3,000,000	United States Treasury Bills due 8/2/2012, 0.075% ++ ^	2,999,995
10,000,000	United States Treasury Bills due 8/9/2012, 0.070%	9,999,889
3,000,000	United States Treasury Bills due 8/16/2012, 0.075% ++ ^	2,999,947
14,000,000	United States Treasury Bills due 8/30/2012 0.075% ++ ^	13,999,331
10,000,000	United States Treasury Bills due 9/6/2012, 0.074%	9,999,240
15,000,000	United States Treasury Bills due 9/13/2012, 0.085%++ ^	14,998,656
10,000,000	United States Treasury Bills due 9/27/2012, 0.095%	9,999,050
10,000,000	United States Treasury Bills due 10/18/2012, 0.095%	9,997,942
		74,994,050
Shares
	MONEY MARKET FUND - 16.1%
14,753,279	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.19% ** ++	14,753,279

	TOTAL SHORT-TERM INVESTMENTS (Cost $89,747,329)	89,747,329

	TOTAL INVESTMENTS - 98.1% (Cost $90,047,329) (a)	$ 90,046,833
	OTHER ASSETS & LIABILITIES -1.9%	1,706,935
	TOTAL NET ASSETS - 100.0%	$ 91,753,768

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2012.
*** Interest rate represents discount rate at time of purchase.
^ All or a portion of each of these securities are segregated as collateral for open futures/swaps contracts.
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited.

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2012

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
5	Australian Dollar	Sep-12	$ 523,400	$ -
3	Canadian Dollar	Sep-12	298,860	-
12	Cocoa ++	Dec-12	286,560	(620)
4	Coffee ''C'' ++	Dec-12	265,875	(169)
26	Corn Future ++	Dec-12	1,046,825	(14,313)
17	Japanese Yen	Sep-12	2,721,488	-
38	Natural Gas ++	Oct-12	1,220,560	126,911
17	Soybean ++	Nov-12	1,394,850	180,982
13	US 10 Year Note	Dec-12	1,737,328	1,289
12	US Long Bond	Dec-12	1,825,500	297
15	Wheat ++	Dec-12	676,875	(19,587)
11	World Sugar #11 ++	Oct-12	278,925	(123)

Net Unrealized Gain from Open Long Futures Contracts				$ 274,667

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
(8)	British Pound	Sep-12	$ 784,050	$ (10,200)
(16)	Copper ++	Dec-12	1,371,600	(325)
(8)	Cotton #2 ++	Dec-12	285,360	(3,585)
(20)	Euro FX	Sep-12	3,078,250	17,775
(6)	Gold ++	Oct-12	967,440	23,450
(11)	Lean Hogs ++	Dec-12	343,310	7,710
(10)	Live Cattle ++	Dec-12	509,900	330
(3)	Silver ++	Dec-12	419,910	230
(21)	Swiss Franc	Sep-12	2,692,463	22,281

	Net Unrealized Gain from Open Short Futures Contracts			$ 57,666

	Net Unrealized Gain from Open Futures Contracts			$ 332,333

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2012
				Unrealized
				Gain / (Loss)
	LONG SWAP ++
	TVICER Swap, RBS Securities, Inc. - Aug. 10, 2012
	to receive appreciation of index plus dividends vs. depreciation of index plus 1%
	per annum
	(Notional Amount $300,000)			$ (84,861)

	Total Net Unrealized Loss on Swap			$ (84,861)

TVICER -The Trader Vic Index was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2012
Shares		Value
	EXCHANGE TRADED NOTES - 0.7%
	COMMODITY - 0.7%
1,438	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 61,733
49	iPath Dow Jones-UBS Copper Subindex Total Return ETN *	2,126
467	iPath Dow Jones-UBS Energy Subindex Total Return ETN *	8,322
70	iPath Dow Jones-UBS Grains Subindex Total Return ETN *	4,369
72	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *	2,041
97	iPath Dow Jones-UBS Precious Metals Subindex Total Return ETN *	8,354
66	iPath Dow Jones-UBS Softs Subindex Total Return ETN *	4,085
	TOTAL EXCHANGE TRADED NOTES (Cost $92,325)	91,030

	SHORT-TERM INVESTMENTS - 88.1%
Principal
	U.S. TREASURIES - 77.7%***
$ 2,000,000	United States Treasury Bills due 8/2/2012, 0.075% ^	1,999,998
1,000,000	United States Treasury Bills due 8/16/2012, 0.075% ^ ++	999,875
4,000,000	United States Treasury Bills due 8/23/2012, 0.080% ^	3,999,847
2,500,000	United States Treasury Bills due 9/6/2012, 0.074% ^	2,499,825
		9,499,545
Shares
	MONEY MARKET FUND - 10.4%
1,265,445	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.19% ** ^ ++	1,265,445

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,764,990)	10,764,990

	TOTAL INVESTMENTS - 88.8% (Cost $10,857,315) (a)	$ 10,856,020
	OTHER ASSETS & LIABILITIES - 11.2%	1,375,545
	TOTAL NET ASSETS - 100.0%	$ 12,231,565

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,861,401 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 506
	Unrealized Depreciation:	(5,887)
	Net Unrealized Depreciation:	$ (5,381)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2012.
*** Interest rate represents discount rate at time of purchase.

^ All or a portion of each of these securities may be segregated as collateral for open futures contracts. As of July 31,2012, no securities are segregated as collateral.  All collateral for open futures contracts consists of cash included as Deposits with brokers in the Consolidated Statement of Assets and Liabilities.

++ All or a portion of this investment is a holding of the ACT Fund Limited.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2012

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++	Expiration	Amount at Value	Gain / (Loss)
11	Cocoa	Dec-12	$ 262,680	$ (53,160)
10	Coffee "C"	Dec-12	664,688	(288,570)
11	Copper	Dec-12	942,975	(178,425)
11	Corn	Dec-12	442,888	99,050
10	Cotton #2	Dec-12	356,700	(122,680)
11	Crude Oil	Dec-12	981,200	(89,550)
11	Gasoline RBOB	Dec-12	1,156,294	(167,338)
11	Gold	Dec-12	1,776,060	(212,043)
11	Heating Oil	Dec-12	1,326,448	(179,137)
11	Lean Hogs	Dec-12	343,310	(26,284)
10	Live Cattle	Dec-12	509,900	(25,734)
10	Natural Gas	Mar-13	367,300	(54,360)
10	Silver	Dec-12	1,399,700	(561,755)
11	Soybean	Nov-12	902,550	178,663
11	Wheat	Dec-12	496,375	53,900
11	World Sugar # 11	Mar-13	282,128	(23,330)

Net Unrealized Loss from Open Long Futures Contracts				$ (1,650,753)

Net Unrealized Loss from Open Futures Contracts				$ (1,650,753)

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2012
			Arrow	Arrow Managed	Arrow
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Commodity
	Balanced Fund	Tactical Fund *	Solutions Fund *	Fund *	Strategy Fund *
ASSETS
Investment securities:
Unaffiliated companies, At cost	$ 275,310,208	$ 151,747,045	$ 12,122,906	$ 90,047,329	$ 10,857,315
Affiliated companies, At cost	16,178,590	17,612,030	-	-	-
Total investments, At cost	291,488,798	169,359,075	12,122,906	90,047,329	10,857,315
Unaffiliated companies, At value	$ 300,998,197	$ 160,096,140	$ 13,815,307	$ 90,046,833	$ 10,856,020
Affiliated companies, At value	18,209,901	17,848,188	-	-	-
Total investments, At value	319,208,098	177,944,328	13,815,307	90,046,833	10,856,020
Cash	-	-	-	-	1,000,000
Deposits with brokers	-	18,687	4,322,796	1,841,158	3,096,757
Unrealized appreciation on swap contracts	-	-	125,719	-	-
Receivable for Fund shares sold	225,842	91,215	16,032	230,666	-
Dividends and interest receivable	210	105	50,647	4,340	710
Receivable for securities sold	483,266	1,194,012	26,978	-	-
Variation margin - due from broker	-	-	-	332,333	-
Prepaid expenses and other assets	43,315	64,474	57,849	95,197	45,803
TOTAL ASSETS	319,960,731	179,312,821	18,415,328	92,550,527	14,999,290

LIABILITIES
Unrealized depreciation on swap contracts	-	-	-	84,861	-
Payable for investments purchased	1,036,121	1,569,149	-	300,000	999,875
Payable for Fund shares repurchased	316,570	394,688	20,208	207,287	55,502
Investment advisory fees payable	274,772	156,186	12,207	73,248	2,472
Distribution (12b-1) fees payable	139,501	66,130	3,895	23,075	3,110
Fees payable to other affiliates	90,983	66,776	16,681	77,805	21,700
Due to broker - Variation margin	-	-	55,627	-	1,650,753
Accrued expenses and other liabilities	78,657	77,982	62,569	30,483	34,313
TOTAL LIABILITIES	1,936,604	2,330,911	171,187	796,759	2,767,725
NET ASSETS	$ 318,024,127	$ 176,981,910	$ 18,244,141	$ 91,753,768	$ 12,231,565

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 325,251,546	$ 201,916,096	$ 23,274,384	$ 115,583,222	$ 15,089,280
Accumulated net investment income (loss)	(744,358)	611,615	(58,313)	(1,233,237)	(171,452)
Accumulated net realized loss from
security transactions, futures contracts,
written options, purchased options, swaps
and foreign currency transactions	(34,202,361)	(34,131,054)	(6,734,423)	(22,843,193)	(1,034,215)
Net unrealized appreciation (depreciation) of
investments, futures contracts,
swaps and foreign currency translations	27,719,300	8,585,253	1,762,493	246,976	(1,652,048)
NET ASSETS	$ 318,024,127	$ 176,981,910	$ 18,244,141	$ 91,753,768	$ 12,231,565

See accompanying notes to financial statements.
The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2012
				Arrow	Arrow
			Arrow	Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund *	Solutions Fund *	Fund *	Fund *
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 174,565,081	$ 97,362,835	$ 14,828,287	$ 84,665,398	$ 11,484,570
Shares of beneficial interest outstanding	14,175,429	11,909,899	1,810,668	9,655,958	1,274,220
Net asset value
(Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 12.31	$ 8.17	$ 8.19	$ 8.77	$ 9.01
Maximum offering price per share
(maximum sales charges of 5.75%) (b)	$ 13.06	$ 8.67	$ 8.69	$ 9.31	$ 9.56
Class C Shares:
Net Assets	$ 123,256,752	$ 52,696,636	$ 2,086,101	$ 4,501,172	$ 746,986
Shares of beneficial interest outstanding	10,238,454	6,637,824	259,512	519,481	83,647
Net asset value
(Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 12.04	$ 7.94	$ 8.04	$ 8.66	$ 8.93

Institutional Class Shares:
Net Assets	$ 20,202,294	$ 26,922,439	$ 1,329,753	$ 2,587,198	$ 9
Shares of beneficial interest outstanding	1,640,192	3,289,352	162,157	294,745	1
Net asset value
(Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 12.32	$ 8.18	$ 8.20	$ 8.78	$ 9.01

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.
*	Consolidated for Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund.

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2012
					Arrow
			Arrow	Arrow Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund *	Solutions Fund *	Fund *	Fund *
INVESTMENT INCOME
Dividends from unaffiliated companies	$ 5,437,041	$ 4,373,483	$ 194,173	$ -	$ -
Dividends from affiliated companies	193,885	129,502	-	-	-
Security lending interest	191,589	39,551	-	-	-
Interest	2,865	24,122	374,157	94,415	10,310
Less: Foreign witholding tax	-	(224)	(288)	(1,417)	(227)
TOTAL INVESTMENT INCOME	5,825,380	4,566,434	568,042	92,998	10,083

EXPENSES
Investment advisory fees	3,456,904	2,235,692	209,582	1,175,292	125,042
Distribution (12b-1) fees, Class C	1,255,129	566,920	25,180	44,544	6,927
Distribution (12b-1) fees, Class A	540,590	404,595	62,864	333,917	37,344
Transfer agent fees	265,845	222,291	32,784	148,566	29,695
Administrative services fees	281,961	198,708	37,935	136,276	15,695
Accounting services fees	47,005	48,036	27,186	57,500	36,628
Non 12b-1 shareholder servicing	198,924	146,783	24,413	31,460	10,146
Registration fees	84,236	69,180	63,198	65,621	44,634
Custodian fees	40,971	26,979	8,398	24,393	6,523
Printing and postage expenses	10,386	16,073	1,942	10,357	3,018
Professional fees	36,406	33,243	30,130	29,045	26,756
Compliance officer fees	18,028	13,733	2,015	8,292	944
Insurance expense	13,030	3,477	3,850	-	1,512
Trustees' fees and expenses	7,595	4,972	4,428	4,003	2,752
Other expenses	35,688	49,274	3,655	43,188	5,047
TOTAL EXPENSES	6,292,698	4,039,956	537,560	2,112,454	352,663
Less: Fees waived/expenses reimbursed	-	-	-	-	(35,088)
NET EXPENSES	6,292,698	4,039,956	537,560	2,112,454	317,575

NET INVESTMENT INCOME (LOSS)	(467,318)	526,478	30,482	(2,019,456)	(307,492)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Security transactions, unaffiliated companies	1,537,894	(24,409,812)	1,033,281	(141,400)	(72,411)
Security transactions, affiliated companies	15,182,647	3,311,445	-	-	-
From underlying investment companies	214,890	-	1,320	-	-
Futures contracts	-	(2,291,169)	(1,821,921)	(2,123,911)	(463,798)
Swap contracts	-	-	(961,027)	(20,358,367)	-
Purchased options	-	-	(78,663)	-	-
	16,935,431	(23,389,536)	(1,827,010)	(22,623,678)	(536,209)
Net change in unrealized appreciation
(depreciation) of:
Security transactions, unaffiliated companies	(12,622,267)	7,745,466	(121,883)	3,332	967
Security transactions, affiliated companies	(14,312,079)	(10,559,401)	-	-	-
Futures contracts	-	(943,988)	(4,553)	332,333	(2,105,944)
Swap contracts	-	-	424,108	(181,002)	-
	(26,934,346)	(3,757,923)	297,672	154,663	(2,104,977)
NET REALIZED AND UNREALIZED LOSS
	(9,998,915)	(27,147,459)	(1,529,338)	(22,469,015)	(2,641,186)

NET DECREASE IN NET ASSETS	$ (10,466,233)	$ (26,620,981)	$ (1,498,856)	$ (24,488,471)	$ (2,948,678)

*	Consolidated for Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2012 (a)	July 31, 2011
FROM OPERATIONS
Net investment income (loss)	$ (467,318)	$ 1,238,506
Net realized gain from security transactions	16,935,431	16,995,688
Net change in unrealized appreciation (depreciation) of investments	(26,934,346)	24,775,288
Net increase (decrease) in net assets resulting from operations	(10,466,233)	43,009,482

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(57,289)	(1,019,949)
Net decrease in net assets from distributions to shareholders	(57,289)	(1,019,949)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	49,206,481	128,161,447
Class C	16,886,896	38,986,964
Institutional Class	26,137,688	-
Net asset value of shares issued in reinvestment of distributions:
Class A	44,472	791,207
Redemption fee proceeds:
Class A	13,923	7,891
Class C	5,618	1,075
Institutional Class	701	-
Payments for shares redeemed:
Class A	(126,937,937)	(68,351,581)
Class C	(23,344,705)	(19,669,249)
Institutional Class	(6,146,902)	-
Net increase (decrease) in net assets from shares of beneficial interest	(64,133,765)	79,927,754

TOTAL INCREASE (DECREASE) IN NET ASSETS	(74,657,287)	121,917,287

NET ASSETS
Beginning of Year	392,681,414	270,764,127
End of Year*	$ 318,024,127	$ 392,681,414
* Includes accumulated net investment loss of:	$ (744,358)	$ (226,305)

SHARE ACTIVITY - Class A
Shares Sold	4,129,314	10,578,835
Shares Reinvested	3,795	65,066
Shares Redeemed	(10,628,333)	(5,621,792)
Net increase (decrease) in shares of beneficial interest outstanding	(6,495,224)	5,022,109
SHARE ACTIVITY - Class C
Shares Sold	1,432,574	3,278,572
Shares Redeemed	(1,982,709)	(1,651,517)
Net increase (decrease) in shares of beneficial interest outstanding	(550,135)	1,627,055

SHARE ACTIVITY - Institutional Class
Shares Sold	2,161,842	-

Shares Redeemed	(521,650)	-
Net increase in shares of beneficial interest outstanding	1,640,192	-
(a) Institutional Class shares commenced operations on March 21, 2012

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2012 (a)	2011
FROM OPERATIONS
Net investment income (loss)	$ 526,478	$ (558,867)
Net realized gain (loss) from security transactions and futures contracts	(23,389,536)	10,494,834
Net change in unrealized appreciation (depreciation) of
investments and futures contracts	(3,757,923)	11,016,403
Net increase (decrease) in net assets resulting from operations	(26,620,981)	20,952,370

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(12,264,596)	-
Class C	(3,958,701)	-
Net decrease in net assets from distributions to shareholders	(16,223,297)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	88,916,230	167,406,502
Class C	15,915,635	31,746,548
Institutional Class	33,775,714	-
Net asset value of shares issued in reinvestment of distributions:
Class A	9,969,476	-
Class C	3,564,973	-
Redemption fee proceeds:
Class A	19,681	16,365
Class C	5,775	4,714
Payments for shares redeemed:
Class A	(161,222,198)	(34,374,030)
Class C	(14,813,232)	(6,079,293)
Institutional Class	(7,729,046)	-
Net increase (decrease) in net assets from shares of beneficial interest	(31,596,992)	158,720,806

TOTAL INCREASE (DECREASE) IN NET ASSETS	(74,441,270)	179,673,176

NET ASSETS
Beginning of Year	251,423,180	71,750,004
End of Year*	$ 176,981,910	$ 251,423,180
* Includes accumulated net investment income of:	$ 611,615	$ 77,735

SHARE ACTIVITY - Class A
Shares Sold	10,249,526	17,936,361
Shares Reinvested	1,265,162	-
Shares Redeemed	(19,702,564)	(3,768,116)
Net increase (decrease) in shares of beneficial interest outstanding	(8,187,876)	14,168,245
SHARE ACTIVITY - Class C
Shares Sold	1,880,774	3,495,223
Shares Reinvested	463,586	-
Shares Redeemed	(1,858,763)	(684,537)
Net increase in shares of beneficial interest outstanding	485,597	2,810,686

SHARE ACTIVITY - Institutional Class
Shares Sold	4,286,799	-
Shares Redeemed	(997,447)	-
Net increase in shares of beneficial interest outstanding	3,289,352	-

(a) Institutional Class shares commenced operations on March 21, 2012.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2012 (a)	2011
FROM OPERATIONS
Net investment income	$ 30,482	$ 183,025
Net realized gain (loss) from security transactions, futures contracts, swap contracts, options written, purchased options
and foreign currency transactions	(1,827,010)	1,758,849
Net change in unrealized appreciation (depreciation) of security transactions, futures contracts, swap contracts, options written
and foreign currency translations	297,672	532,993
Net increase (decrease) in net assets resulting from operations	(1,498,856)	2,474,867

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(509,511)	-
Class C	(16,008)	-
Net decrease in net assets from distributions to shareholders	(525,519)	-
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,361,014	13,600,436
Class C	308,444	292,219
Institutional Class	1,385,698	-
Net asset value of shares issued in reinvestment of distributions:
Class A	350,775	-
Class C	14,578	-
Redemption fee proceeds:
Class A	406	95
Class C	222	181
Institutional Class	23	-
Payments for shares redeemed:
Class A	(23,194,844)	(19,070,544)
Class C	(1,111,394)	(3,413,558)
Institutional Class	(67,530)	-
Net decrease in net assets from shares of beneficial interest	(15,952,608)	(8,591,171)

TOTAL DECREASE IN NET ASSETS	(17,976,983)	(6,116,304)

NET ASSETS
Beginning of Year	36,221,124	42,337,428
End of Year*	$ 18,244,141	$ 36,221,124
* Includes accumulated net investment income/loss of:	$ (58,313)	$ 763,403

See accompanying notes to financial statements.
Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2012 (a)	2011
SHARE ACTIVITY - Class A
Shares Sold	767,683	1,598,230
Shares Reinvested	42,415	-
Shares Redeemed	(2,817,232)	(2,257,022)
Net decrease in shares of beneficial interest outstanding	(2,007,134)	(658,792)
SHARE ACTIVITY - Class C
Shares Sold	37,837	35,352

Shares Reinvested	1,787	-
Shares Redeemed	(136,447)	(412,563)
Net decrease in shares of beneficial interest outstanding	(96,823)	(377,211)
SHARE ACTIVITY - Institutional Class
Shares Reinvested	-	-
Shares Redeemed	(8,286)	-
Net increase in shares of beneficial interest outstanding	162,157	-

(a) Institutional Class shares commenced operations on March 21, 2012.

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2012 (a)	2011
FROM OPERATIONS
Net investment loss	$ (2,019,456)	$ (613,820)
Net realized gain (loss) from security transactions, futures contracts
and swap contracts	(22,623,678)	1,511,959
Net change in unrealized appreciation (depreciation)
of security transactions, future contracts and swap contracts	154,663	108,796
Net increase (decrease) in net assets resulting from operations	(24,488,471)	1,006,935

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(358,669)	(604,431)
Class C	-	(14,290)
Net decrease in net assets from distributions to shareholders	(358,669)	(618,721)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	153,398,407	98,054,598
Class C	2,682,415	3,529,462
Institutional Class	2,575,642	-
Net asset value of shares issued in reinvestment of distributions:
Class A	310,381	517,877
Class C	-	12,192
Redemption fee proceeds:
Class A	22,189	3,081
Class C	873	125
Institutional Class	199	-
Payments for shares redeemed:
Class A	(139,591,010)	(8,111,170)
Class C	(921,855)	(188,746)
Net increase in net assets from shares of beneficial interest	18,477,241	93,817,419

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,369,899)	94,205,633

NET ASSETS
Beginning of Year	98,123,667	3,918,034
End of Year*	$ 91,753,768	$ 98,123,667
* Includes accumulated net investment income (loss) of:	$ (1,233,237)	$ 355,484

See accompanying notes to financial statements.
Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2012 (a)	2011
SHARE ACTIVITY - Class A
Shares Sold	15,689,514	9,435,060
Shares Reinvested	32,031	50,524
Shares Redeemed	(15,161,304)	(781,105)
Net increase in shares of beneficial interest outstanding	560,241	8,704,479

SHARE ACTIVITY - Class C
Shares Sold	278,476	339,545
Shares Reinvested	-	1,192
Shares Redeemed	(100,287)	(18,294)
Net increase in shares of beneficial interest outstanding	178,189	322,443

SHARE ACTIVITY - Institutional Class
Shares sold	294,745	-
Net increase in shares of beneficial interest outstanding	294,745	-

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	July 31, 2012 (b)	July 31, 2011 (a)
FROM OPERATIONS
Net investment loss	$ (307,492)	$ (114,677)
Net realized gain (loss) from security transactions and futures contracts	(536,209)	205,328
Net change in unrealized appreciation (depreciation)
of security transactions and futures contracts	(2,104,977)	452,929
Net increase (decrease) in net assets resulting from operations	(2,948,678)	543,580

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(558,935)	-
Class C	(29,886)	-
Net decrease in net assets from distributions to shareholders	(588,821)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	12,326,488	20,221,912
Class C	625,243	719,913
Institutional Class	10	-
Net asset value of shares issued in reinvestment of distributions:
Class A	479,378	-
Class C	28,398	-
Redemption fee proceeds:
Class A	3,825	1,889
Class C	146	71
Payments for shares redeemed:
Class A	(15,304,342)	(3,380,919)
Class C	(400,207)	(96,321)
Net increase (decrease) in net assets from shares of beneficial interest	(2,241,061)	17,466,545

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,778,560)	18,010,125

NET ASSETS
Beginning of Period	18,010,125	-
End of Period*	$ 12,231,565	$ 18,010,125
* Includes accumulated net investment income (loss) of:	$ (171,452)	$ 588,657

SHARE ACTIVITY - Class A
Shares Sold	1,238,906	1,910,887
Shares Reinvested	53,146	-
Shares Redeemed	(1,614,137)	(314,582)
Net increase (decrease) in shares of beneficial interest outstanding	(322,085)	1,596,305
SHARE ACTIVITY - Class C
Shares Sold	64,524	66,584
Shares Reinvested	3,162	-
Shares Redeemed	(41,584)	(9,039)
Net increase in shares of beneficial interest outstanding	26,102	57,545

SHARE ACTIVITY - Institutional Class
Shares Sold	1	-
Net increase in shares of beneficial interest outstanding	1	-

(a)	The Arrow Commodity Strategy Fund commenced operations on December 31, 2010.
(b)	Institutional Class shares commenced operations on March 21, 2012.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	July 31,		July 31,	July 31,	July 31,	July 31,
Class A Shares	2012		2011	2010	2009	2008
Net asset value, beginning of year	$ 12.55		$ 10.96	$ 9.93	$ 11.68	$ 11.36

Activity from investment operations:
Net investment income (1)	0.02		0.07	0.05	0.09	0.06
Net realized and unrealized
gain (loss) on investments	(0.26)		1.57	1.10	(1.78)	0.48
Total from investment operations	(0.24)		1.64	1.15	(1.69)	0.54

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.00)	(3)	(0.05)	(0.12)	(0.06)	(0.08)
Net realized gains	-		-	-	-	(0.14)
Total distributions	(0.00)		(0.05)	(0.12)	(0.06)	(0.22)

Net asset value, end of year	$ 12.31		$ 12.55	$ 10.96	$ 9.93	$ 11.68

Total return (2)	(1.89)%		15.02%	11.58%	(14.42)%	4.63%

Net assets, end of year (000s)	$ 174,565		$ 259,375	$ 171,562	$ 194,853	$ 290,514

Ratio of net expenses to average
net assets (4)	1.55%		1.54%	1.58%	1.57%	1.57%
Ratio of net investment income
to average net assets (4)(5)	0.13%		0.63%	0.43%	0.95%	0.51%

Portfolio Turnover Rate	112%		59%	95%	136%	59%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3) Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2012	2011	2010	2009	2008
Net asset value, beginning of year	$ 12.36	$ 10.83	$ 9.82	$ 11.57	$ 11.30

Activity from investment operations:
Net investment income (loss) (1)	(0.07)	(0.02)	(0.03)	0.02	(0.03)
Net realized and unrealized
gain (loss) on investments	(0.25)	1.55	1.09	(1.76)	0.47
Total from investment operations	(0.32)	1.53	1.06	(1.74)	0.44

Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	-	-	(0.05)	(0.01)	(0.03)
Net realized gains	-	-	-	-	(0.14)
Total distributions	-	-	(0.05)	(0.01)	(0.17)

Net asset value, end of year	$ 12.04	$ 12.36	$ 10.83	$ 9.82	$ 11.57

Total return (2)	(2.59)%	14.13%	10.84%	(15.08)%	3.79%

Net assets, end of year (000s)	$ 123,257	$ 133,306	$ 99,202	$ 85,163	$ 88,042

Ratio of net expenses to average
net assets (4)	2.30%	2.29%	2.33%	2.33%	2.32%
Ratio of net investment income (loss)
to average net assets (4)(5)	(0.62)%	(0.15)%	(0.32)%	0.20%	(0.27)%

Portfolio Turnover Rate	112%	59%	95%	136%	59%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3) Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Period
	Ended
	July 31,
Institutional Class Shares	2012 (1)
Net asset value, beginning of period	$ 12.44

Activity from investment operations:
Net investment income (2)	0.04
Net realized and unrealized
loss on investments	(0.16)
Total from investment operations	(0.12)

Paid-in-capital from redemption fees (6)	0.00

Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	-

Net asset value, end of period	$ 12.32

Total return (3)	(0.96)%	(5)

Net assets, end of period (000s)	$ 20,202

Ratio of net expenses to average
net assets (7)	1.30%	(4)
Ratio of net investment income
to average net assets (7)(8)	0.94%	(4)

Portfolio Turnover Rate	112%	(5)

(1)	The Institutional Class shares of the Arrow DWA Balanced Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year		Year		Year		Year		Period
	Ended		Ended		Ended		Ended		Ended
	July 31,		July 31,		July 31,		July 31,		July 31,
Class A Shares	2012		2011		2010		2009		2008 (1)
Net asset value, beginning of year	$ 9.62		$ 7.77		$ 7.09		$ 9.22		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.03		(0.02)		(0.04)		0.01		0.01
Net realized and unrealized
gain (loss) on investments	(0.92)		1.87		0.72		(2.11)		(0.79)
Total from investment operations	(0.89)		1.85		0.68		(2.10)		(0.78)

Paid-in-capital from redemption fees	0.00	(8)	0.00	(8)	0.01		0.00	(8)	-

Less distributions from:
Net investment income	-		-		(0.01)		(0.03)		-
Net realized gains	(0.56)		-		-		-		-
Total distributions	(0.56)		-		(0.01)		(0.03)		-

Net asset value, end of year	$ 8.17		$ 9.62		$ 7.77		$ 7.09		$ 9.22

Total return (3)	(9.03)%		23.81%		9.72%		(22.73)%		(7.80)%	(7)

Net assets, end of year (000s)	$ 97,363		$ 193,402		$ 46,097		$ 15,351		$ 11,455

Ratio of gross expenses to average
net assets (4)(9)	1.62%		1.60%		1.72%		2.65%		4.16%	(6)
Ratio of net expenses to average
net assets (9)	1.62%		1.60%		1.96%	(5)	2.00%		2.00%	(6)
Ratio of net investment income (loss)
to average net assets (9)(10)	0.41%		(0.20)%		(0.53)%		0.22%		0.69%	(6)

Portfolio Turnover Rate	262%		251%		263%		228%		0%	(7)

(1)	The Class A shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.
(9)	Does not include the expenses of other investment companies in which the Fund invests.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year		Year		Year		Year		Period
	Ended		Ended		Ended		Ended		Ended
	July 31,		July 31,		July 31,		July 31,		July 31,
Class C Shares	2012		2011		2010		2009		2008 (1)
Net asset value, beginning of year	$ 9.43		$ 7.68		$ 7.05		$ 9.21		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.03)		(0.08)		(0.10)		(0.03)		(0.00)	(8)
Net realized and unrealized
gain (loss) on investments	(0.90)		1.83		0.72		(2.12)		(0.79)
Total from investment operations	(0.93)		1.75		0.62		(2.15)		(0.79)

Paid-in-capital from redemption fees	0.00	(8)	0.00	(8)	0.01		0.00	(8)	-

Less distributions from:
Net investment income	-		-		-		(0.01)		-
Net realized gains	(0.56)		-		-		-		-
Total distributions	(0.56)		-		-		(0.01)		-

Net asset value, end of year	$ 7.94		$ 9.43		$ 7.68		$ 7.05		$ 9.21

Total return (3)	(9.66)%		22.79%		8.94%		(23.28)%		(7.90)%	(7)

Net assets, end of year (000s)	$ 52,697		$ 58,022		$ 25,653		$ 6,370		$ 3,309

Ratio of gross expenses to average
net assets (4)(9)	2.37%		2.35%		2.47%		3.41%		5.09%	(6)
Ratio of net expenses to average
net assets (9)	2.37%		2.35%		2.71%	(5)	2.75%		2.75%	(6)
Ratio of net investment loss
to average net assets (9)(10)	(0.33)%		(0.90)%		(1.28)%		(0.41)%		(0.26)%	(6)

Portfolio Turnover Rate	262%		251%		263%		228%		0%	(7)

(1)	The Class C shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.
(9)	Does not include the expenses of other investment companies in which the Fund invests.
(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Period
Ended
July 31,
Institutional Class Shares	2012 (1)
Net asset value, beginning of period	$ 8.15

Activity from investment operations:
Net investment income (2)	0.04
Net realized and unrealized
loss on investments	(0.01)
Total from investment operations	0.03

Paid-in-capital from redemption fees	-

Less distributions from:
Net investment income	-
Net realized gains	-
Total distributions	-

Net asset value, end of period	$ 8.18

Total return (3)	0.37%	(5)

Net assets, end of period (000s)	$ 26,922

Ratio of net expenses to average
net assets (6)	1.37%	(4)
Ratio of net investment income
to average net assets (6)(7)	1.43%	(4)

Portfolio Turnover Rate	262%	(5)

(1)	The Institutional Class shares of the Arrow DWA Tactical Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2012	2011	2010	2009	2008 (1)
Net asset value, beginning of year	$ 8.69	$ 8.14	$ 8.67	$ 10.13	$ 10.00

Activity from investment operations:
Net investment income (2)	0.01	0.05	0.08	0.05	0.09
Net realized and unrealized
gain (loss) on investments	(0.36)	0.50	(0.61)	(1.21)	0.07
Total from investment operations	(0.35)	0.55	(0.53)	(1.16)	0.16

Paid-in-capital from redemption fees (8)	0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.15)	-	-	(0.30)	(0.03)
Total distributions	(0.15)	-	-	(0.30)	(0.03)

Net asset value, end of year	$ 8.19	$ 8.69	$ 8.14	$ 8.67	$ 10.13

Total return (3)	(4.05)%	6.76%	(6.11)%	(11.48)%	1.60%	(7)

Net assets, end of year (000s)	$ 14,828	$ 33,195	$ 36,455	$ 59,882	$ 50,470

Ratio of gross expenses to average
net assets, including interest expense (4)(5)	1.86%	1.75%	1.67%	1.52%	2.20%	(6)

Ratio of net expenses to average
net assets, including interest expense (4)	1.86%	1.75%	1.66%	1.47%	2.20%	(6)
Ratio of net expenses to average
net assets, excluding interest expense	1.86%	1.75%	1.66%	1.40%	1.94%	(6)
Ratio of net investment income
to average net assets	0.16%	0.60%	0.89%	0.54%	1.16%	(6)

Portfolio Turnover Rate	25%	47%	172%	368%	188%	(7)

(1)	The Class A shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2012	2011	2010	2009	2008 (1)
Net asset value, beginning of year	$ 8.49	$ 8.02	$ 8.60	$ 10.10	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.04)	(0.02)	0.01	(0.02)	0.03
Net realized and unrealized
gain (loss) on investments	(0.36)	0.49	(0.59)	(1.21)	0.09
Total from investment operations	(0.40)	0.47	(0.58)	(1.23)	0.12

Paid-in-capital from redemption fees (8)	0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.05)	-	-	(0.27)	(0.02)
Total distributions	(0.05)	-	-	(0.27)	(0.02)

Net asset value, end of year	$ 8.04	$ 8.49	$ 8.02	$ 8.60	$ 10.10

Total return (3)	(4.74)%	5.86%	(6.74)%	(12.18)%	1.23%	(7)

Net assets, end of year (000s)	$ 2,086	$ 3,026	$ 5,882	$ 9,834	$ 8,998

Ratio of gross expenses to average
net assets, including interest expense (4)(5)	2.61%	2.52%	2.42%	2.27%	2.88%	(6)
Ratio of net expenses to average
net assets, including interest expense (4)	2.61%	2.52%	2.40%	2.22%	2.88%	(6)
Ratio of net expenses to average
net assets, excluding interest expense	2.61%	2.52%	2.40%	2.15%	2.69%	(6)
Ratio of net investment income (loss)
to average net assets	(0.43)%	(0.22)%	0.15%	(0.23)%	0.38%	(6)

Portfolio Turnover Rate	25%	47%	172%	368%	188%	(7)

(1)	The Class C shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Period
	Ended
	July 31,
Institutional Class Shares	2012 (1)
Net asset value, beginning of period	$ 8.34

Activity from investment operations:
Net investment income (2)	0.01
Net realized and unrealized
loss on investments	(0.15)
Total from investment operations	(0.14)

Paid-in-capital from redemption fees (6)	0.00

Net asset value, end of period	$ 8.20

Total return (3)	(1.68)%	(5)

Net assets, end of period (000s)	$ 1,330

Ratio of net expenses to average
net assets	1.61%	(4)
Ratio of net investment income
to average net assets	0.51%	(4)

Portfolio Turnover Rate	25%	(5)

(1)	The Institutional Class shares of the Arrow Alternative Solutions Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A						Class C
	Year		Year		Period		Year		Year		Period
	Ended		Ended		Ended		Ended		Ended		Ended
	July 31,		July 31,		July 31,		July 31,		July 31,		July 31,
	2012		2011		2010 (1)		2012		2011		2010 (1)
Net asset value, beginning of year	$ 10.40		$ 9.55		$ 10.00		$ 10.33		$ 9.55		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.14)		(0.18)		(0.05)		(0.18)		(0.26)		(0.07)
Net realized and unrealized
gain (loss) on investments	(1.47)		1.24		(0.40)		(1.49)		1.23		(0.38)
Total from investment operations	(1.61)		1.06		(0.45)		(1.67)		0.97		(0.45)

Paid-in-capital from redemption fees	0.00	(8)	0.00	(8)	-		0.00	(8)	0.00	(8)	-

Less distributions from:
Net investment income	(0.02)		(0.21)		-		-		(0.19)		-
Total distributions	(0.02)		(0.21)		-		-		(0.19)		-

Net asset value, end of year	$ 8.77		$ 10.40		$ 9.55		$ 8.66		$ 10.33		$ 9.55

Total return (3)	(15.49)%		11.12%		(4.50)%	(7)	(16.17)%		10.16%		(4.50)%	(7)

Net assets, end of year (000s)	$ 84,665		$ 94,597		$ 3,738		$ 4,501		$ 3,526		$ 180

Ratio of gross expenses to average
net assets (4)	1.50%		1.65%		10.78%	(6)	2.25%		2.36%		9.20%	(6)
Ratio of net expenses to average
net assets	1.50%		1.79%	(5)	2.00%	(6)	2.25%		2.54%	(5)	2.75%	(6)
Ratio of net investment loss
to average net assets	(1.44)%		(1.68)%		(1.96)%	(6)	(1.84)%		(2.42)%		(2.70)%	(6)

Portfolio Turnover Rate	35%		66%		216%	(7)	35%		66%		216%	(7)

(1)	The Class A and Class C shares of the Arrow Managed Futures Strategy Fund commenced operations on April 30, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Institutional Class Shares
	Period
	Ended
	July 31,
	2012 (1)
Net asset value, beginning of period	$ 9.15

Activity from investment operations:
Net investment loss (2)	(0.06)
Net realized and unrealized
loss on investments	(0.31)
Total from investment operations	(0.37)

Paid-in-capital from redemption fees	0.00	(6)

Less distributions from:
Net investment income	-
Total distributions	-

Net asset value, end of period	$ 8.78

Total return (3)	(4.04)%	(5)

Net assets, end of period (000s)	$ 2,587

Ratio of net expenses to average
net assets	1.25%	(4)
Ratio of net investment loss
to average net assets	(1.14)%	(4)

Portfolio Turnover Rate	35%	(5)

(1)	The Institutional Class shares of the Arrow Managed Futures Strategy Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A			Class C			Institutional Class Shares
	Year	Period		Year	Period		Period
	Ended	Ended		Ended	Ended		Ended
	July 31,	July 31,		July 31,	July 31,		July 31,
	2012	2011 (1)		2012	2011 (1)		2012 (2)
Net asset value, beginning of period	$ 10.89	$ 10.00		$ 10.85	$ 10.00		$ 9.63

Activity from investment operations:
Net investment loss (3)	(0.19)	(0.12)		(0.24)	(0.16)		0.00	(8)
Net realized and unrealized
gain (loss) on investments	(1.26)	1.01		(1.27)	1.01		(0.62)
Total from investment operations	(1.45)	0.89		(1.51)	0.85		(0.62)

Paid-in-capital from redemption fees (8)	0.00	0.00		0.00	0.00		0.00

Less distributions from:
Net investment income	(0.43)	-		(0.41)	-		-
Total distributions	(0.43)	-		(0.41)	-		-

Net asset value, end of period	$ 9.01	$ 10.89		$ 8.93	$ 10.85		$ 9.01

Total return (4)	(13.33)%	8.90%	(7)	(13.93)%	8.50%	(7)	(6.44)%	(7)

Net assets, end of period (000s)	$ 11,485	$ 17,386		$ 747	$ 625		$ -

Ratio of gross expenses to average
net assets (5)	2.22%	2.72%	(6)	2.97%	3.29%	(6)	1.97%	(6)
Ratio of net expenses to average
net assets	2.00%	2.00%	(6)	2.75%	2.75%	(6)	1.75%	(6)
Ratio of net investment loss
to average net assets	(1.94)%	(1.86)%	(6)	(2.69)%	(2.62)%	(6)	(1.69)%	(6)

Portfolio Turnover Rate	727%	754%	(7)	727%	754%	(7)	727%	(7)

(1)	The Class A and Class C shares of the Arrow Commodity Strategy Fund commenced operations on December 31, 2010.
(2)	The Institutional Class shares of the Arrow Commodity Strategy Fund commenced operations on March 21, 2012.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

July 31, 2012

1.

ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Alternative Solutions Fund (“AASF”), the Arrow Managed Futures Strategy Fund (“AMFSF”) and the Arrow Commodity Strategy Fund (“ACSF”), collectively (“the Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 23, 2011, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   ADBF, ADTF and ACSF are non-diversified funds.   AASF and AMFSF are diversified funds.  ADBF and ADTF are each a “fund of funds.”   The Funds each have three distinct share classes; Class A, Class C, and Institutional Class shares. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.   ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.   AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets.  AMFSF seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.  ACSF seeks to provide investment results that correlate to the performance of a benchmark for commodities.

Each Arrow Fund was reorganized on March 1, 2012, from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of Arrow Investments Trust, a Delaware statutory trust. As a series of Arrow Investments Trust, each Fund is a continuation of the identically-named predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C and Institutional Class shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

(“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 316,478,750	$ -	$ -	$ 316,478,750
Short-Term Investment	2,729,348	-	-	2,729,348
Total	$ 319,208,098	$ -	$ -	$ 319,208,098

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 176,227,245	$ -	$ -	$ 176,227,245
Short-Term Investment	1,717,083	-	-	1,717,083
Total	$ 177,944,328	$ -	$ -	$ 177,944,328

Arrow Alternative Solutions Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,038,590	$ -	$ -	$ 2,038,590
Corporate Bonds and Notes	-	516,989	-	516,989
U.S. Government and Agency Obligations	-	8,758,047	-	8,758,047
Open Swap Contracts	-	125,719	-	125,719
Short-Term Investment	2,501,681		-	2,501,681
Total	$ 4,540,271	$ 9,400,755	$ -	$ 13,941,026
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 55,627	$ -	$ -	$ 55,627
Total	$ 55,627	$ -	$ -	$ 55,627

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Structured Note	$ -	$ 299,504	$ -	$ 299,504
Variation Margin-Open Futures Contracts	332,333	-	-	332,333
Short-Term Investments	14,753,279	74,994,050	-	89,747,329
Total	$ 15,085,612	$ 75,293,554	$ -	$ 90,379,166
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 84,861	$ -	$ 84,861
Total	$ -	$ 84,861	$ -	$ 84,861

Arrow Commodity Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Notes	$ 91,030	$ -	$ -	$ 91,030
Short-Term Investments	1,265,445	9,499,545	-	10,764,990
Total	$ 1,356,475	$ 9,499,545	$ -	$ 10,856,020
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 1,650,753	$ -	$ -	$ 1,650,753
Total	$ 1,650,753	$ -	$ -	$ 1,650,753

There were no transfers into or out of Level 1 and Level 2 during the current year presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the year.

The Funds did not hold any Level 3 securities during the year.

See Portfolios of Investments for investments and derivatives segregated by type and underlying exposure.

Consolidation of Subsidiaries – ADWAT Fund Limited (ADT-CFC), Northern Lights SPC (AAS-CFC), Arrow MFS Fund Limited (AMFS-CFC) and ACT Fund Limited (ACS-CFC) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADTF, AASF, AMFSF and ACSF include the accounts of ADT-CFC, AAS-CFC, AMFS-CFC and ACS-CFC, respectively, which are wholly-owned and controlled subsidiaries.   All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives.   In accordance with their investment objectives and through their exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Funds’ Prospectus.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at July 31, 2012	% Of Total Net Assets at July 31, 2012
ADT-CFC	12/12/2011	$ 430,711	0.24%
AAS-CFC	11/6/2009	4,479,206	24.55%
AMFS-CFC	7/23/2010	21,491,038	23.42%
ACS-CFC	1/3/2011	2,734,799	22.36%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Futures Contracts – ADTF, AASF, AMFSF and ACSF are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – AASF and AMFSF are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Consolidated Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

All or a portion of the amounts reported as Deposits with brokers in the Consolidated Statements of Assets and Liabilities may be segregated as collateral for open futures/swaps contracts.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

Derivatives Disclosure -

Fair Values of Derivative Instruments in AASF as of July 31, 2012:

Asset Derivatives	Liability Derivatives

Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Mixed; Commodity, interest rate, credit, foreign exchange and equity contracts:	Unrealized appreciation on swap contracts
	Net Assets - Net Unrealized Appreciation	$ 125,719	*
Equity contracts:				Due to broker-variation margin,Net Assets - Net Unrealized Appreciation	$ 400

Interest rate contracts:				Due to broker-variation margin, Net Assets - Net Unrealized
				Appreciation	55,227

		$ 125,719			$ 55,627

Fair Values of Derivative Instruments in AMFSF as of July 31, 2012:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Mixed; Commodity, interest rate, credit, foreign exchange contracts:				Unrealized depreciation on swaps contracts, Net Assets - Net Unrealized Appreciation	$ 84,861

Commodity contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized
	Net Unrealized Appreciation	$ 339,613	*	Appreciation	38,722

Interest rate contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized
	Net Unrealized Appreciation	1,586	*	Appreciation	-

Foreign exchange contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized
	Net Unrealized Appreciation	40,056	*	Appreciation	10,200

		$ 381,255			$ 133,783

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

Fair Values of Derivative Instruments in ACSF as of July 31, 2012:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Commodity contracts:			Variation margin - due from broker, Net Assets -
			Net Unrealized Depreciation	$ 1,650,753

$ 1,650,753

* Includes cumulative appreciation/depreciation of futures and swaps contracts as reported in the Consolidated Portfolio of Investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The effect of Derivative Instruments on the Statements of Operations for the year ended July 31, 2012:

ADTF
Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Foreign exchange contracts:	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	$ (2,720,891)	$ (943,988)
Commodity contracts:	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	429,722	-

Total		$ (2,291,169)	$ (943,988)

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

AASF

Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts:	Net realized gain (loss) from security transactions,
futures contracts, swaps and purchased options/
Net change in unrealized appreciation (depreciation)
	from security transactions, futures contracts and swaps	$ (955,890)	$ 298,389

Commodity contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(1,177,532)	(40,298)

Interest rate contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(504,180)	69,656

Foreign exchange contracts:	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	(224,009)	(33,511)

Mixed; Commodity, interest rate,	Net realized gain (loss) from futures contracts
credit, foreign exchange contracts:	/Net change in unrealized
	appreciation (depreciation) from futures contracts	-	125,319

Total		$ (2,861,611)	$ 419,555

AMFSF
Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Mixed; Commodity, interest rate,	Net realized gain (loss) from security transactions, futures contracts,
credit, foreign exchange contracts:	and swaps/Net change in unrealized
appreciation (depreciation) from security transactions,
	futures contracts and swaps	$ (20,358,367)	$ (181,002)

Commodity contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(1,858,674)	300,891

Interest rate contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	63,682	1,586

Foreign exchange contracts:	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	(328,919)	29,856

Total		$ (22,482,278)	$ 151,331

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

ACSF
Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity Contracts	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	$ (463,798)	$ (2,105,944)

Total		$ (463,798)	$ (2,105,944)

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Credit Facility – The Funds have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”) with Union Bank, National Association (“UB”).  Under the terms of the Agreement, each Fund may borrow no more than $5 million and the borrowings will be used only for temporary or emergency purposes including the financing of redemptions.   Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing.   The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.  At July 31, 2012, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

3.

INVESTMENT TRANSACTIONS

For the year ended July 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Arrow DWA Balanced Fund	$ 386,799,960	$ 451,096,970
Arrow DWA Tactical Fund	542,100,910	564,213,291
Arrow Alternative Solutions Fund	4,093,616	10,847,759
Arrow Managed Futures Strategy Fund	300,000	858,550
Arrow Commodity Strategy Fund	2,272,078	2,888,301

4.

SECURITY LENDING

Under an agreement with UB, ADBF and ADTF (the “Principals”) can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees. Loans are collateralized by cash, in an amount equal to 102% of total value of securities loaned which is invested in cash, U.S Government securities, irrevocable letters of credit or other types of collateral acceptable to the Principals.   A portion of the income generated by the investment in the collateral, net of any rebates paid by UB to the borrowers is remitted to UB as lending agent, and the remainder is paid to the Principals.   Generally, in the event of a counter-party default, each Principal has the right to use the collateral to offset the losses incurred.   There would be a potential loss to a Principal in the event such Principal is delayed or prevented from exercising its right to dispose of the collateral.

At July 31, 2012 the Funds had no open securities out on loan.

5.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, LLC (“DWA”) as the sub-advisor to ADBF and ADTF.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of AASF average daily net assets, 0.85% of AMFSF average daily net assets and 0.80% of ACSF average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

Pursuant to a written contract (the "Waiver Agreement"), the Advisor has agreed, at least until November 30, 2013 to waive a portion of its advisory fee and has agreed to reimburse Arrow Commodity Strategy Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Institutional Class
ACSF	2.00%	2.75%	1.75%

These amounts will herein be referred to as the "expense limitations."

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund's operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended.

The following amounts are subject to recapture by the funds by the following dates:

	7/31/2013	7/31/2014	7/31/2015	Totals
ACSF	$ -	$ 43,812	$ 35,088	$ 78,900

There are no amounts available for recapture for ADBF, ADTF and AMFSF.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of GFS. For the year ended July 31, 2012, the Distributor received $807,308 in underwriting commissions for sales of Class A shares, of which

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

 $133,132 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provided a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS received customary fees from the Fund. Effective March 1, 2012 NLCS no longer provides compliance services for the Funds.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

6.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the year ended July 31, 2012, ADBF, ADTF, AASF, AMFSF and ACSF assessed $20,242, $25,456, $651, $23,261 and $3,971 respectively, in redemption fees.

7.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of a Fund at July 31, 2012 are noted in the Funds’ Portfolios of Investments.   Transactions during the period with companies which are affiliates are as follows:

Arrow DWA Balanced Fund
CUSIP	Description	Value - Beginning of Year	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Year

464287580	iShares DJ US Consumer
	Services Index Fund	$ 14,300,408	$ 4,620,828	$ 3,160,629	$ 193,885	$ 18,209,901

73936B606	PowerShares DB Gold Fund	42,553,620	2,748,412	43,723,306	-	-

	TOTAL	$ 56,854,028	$ 7,369,240	$ 46,883,935	$ 193,885	$ 18,209,901

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

Arrow DWA Tactical Fund
CUSIP	Description	Value - Beginning of Year	Purchases		Sales Proceeds	Dividends Credited to Income	Value -End of Year

06739H248	iPath Dow Jones - UBS Precious Metals Sub-Index Total Return ETN	$ 11,854,764	$ 2,001,144		$ 12,513,907	$ -	$ -

73936B606	PowerShares DB Gold Fund	20,550,966	2,553,657		23,958,852	-	-

73936B309	PowerShares DB Silver Fund	27,079,687	5,484,454		25,657,847	-	-

97717W109	Wisdom Tree Total Dividend Fund	-	21,882,804		4,180,727	129,502	17,848,188

	TOTAL	$ 59,485,417	$ 31,922,059	$ -	$ 66,311,333	$ 129,502	$ 17,848,188

8.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2012 and July 31, 2011 were as follows:

	Fiscal Year Ended July 31, 2012			Fiscal Year Ended July 31, 2011
	Ordinary	Long-Term		Ordinary	Long-Term
	Income	Capital Gain	Total	Income	Capital Gain	Total
ADBF	$ 57,289	$ -	$ 57,289	$ 1,019,949	$ -	$ 1,019,949
ADTF	9,206,888	7,016,409	16,223,297	-	-	-
AASF	525,519	-	525,519	-	-	-
AMFSF	358,669	-	358,669	618,721	-	618,721
ACSF	588,821	-	588,821	-	-	-

As of July 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October	Other	Unrealized	Total
	Ordinary	Long-Term	Carry	& Late Year	Book\Tax	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	Differences	(Depreciation)	Earnings/(Deficits)
ADBF	$ -	$ -	$ (33,863,740)	$ (744,358)	$ -	$ 27,380,679	$ (7,227,419)
ADTF	611,615	-	(34,068,239)	-	-	8,522,438	(24,934,186)
AASF	-	-	(4,360,743)	(80,028)	(2,281,873)	1,692,401	(5,030,243)
AMFSF	-	-	(123,374)	(1,628,610)	(22,076,974)	(496)	(23,829,454)
ACSF	-	-	(87,002)	(196,545)	(2,568,787)	(5,381)	(2,857,715)

The difference between book basis and tax basis unrealized depreciation, undistributed net investment income and accumulated net realized loss from investments and foreign currency transactions is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries, tax deferral of losses on wash sales and mark-to-market on open futures and swap contracts.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
ADBF	$ 744,358
ADTF	-
AASF	-
AMFSF	1,249,700
ACSF	172,407

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Capital
Losses
ADBF	$ -
ADTF	-
AASF	80,028
AMFSF	378,910
ACSF	24,138

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At July 31, 2012, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
ADBF	$ 15,359,267	$ -	$ 15,359,267	July 31, 2017
	18,504,473	-	18,504,473	July 31, 2018
	33,863,740	-	33,863,740
ADTF	32,363,056	1,705,183	34,068,239	No Expiration
AASF	2,224,922	-	2,224,922	July 31, 2017
	2,135,821	-	2,135,821	July 31, 2018
	4,360,743	-	4,360,743
AMFSF	123,374	-	123,374	July 31, 2019
ACSF	30,096	-	30,096	July 31, 2019
	56,906	-	56,906	No Expiration
	87,002	-	87,002

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2012

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses, security paydown gains and losses, swap transaction gains/ (losses), the reclassification of ordinary distributions and adjustments for partnerships and grantor trusts, resulted in reclassification for the period ended July 31, 2012 as follows:

			Accumulated Net Realized
	Paid in	Undistributed Net	Gain/(Loss) from Investment and
	Capital	Investment Income	Foreign Currency Transactions
ADBF	$ -	$ 6,554	$ (6,554)
ADTF	-	7,402	(7,402)
AASF	(640,011)	(326,679)	966,690
AMFSF	(789,404)	789,404	-
ACSF	(136,204)	136,204	-

9.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

10.

  SUBSEQUENT  EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.      Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Arrow Investments Trust

and the Shareholders of Arrow DWA Balanced Fund,

Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund,

Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund

We have audited the accompanying statements of assets and liabilities of Arrow DWA Balanced Fund, Arrow DWA Tactical Fund (consolidated), Arrow Alternative Solutions Fund (consolidated), Arrow Managed Futures Strategy Fund (consolidated) and Arrow Commodity Strategy Fund (consolidated), each a series of shares of beneficial interest of the Arrow Investments Trust, including the portfolios of investments of Arrow DWA Balanced Fund and the consolidated portfolios of investments of Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund as of July 31, 2012, and the related statements of operations (consolidated for Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund) for the year then ended, the statements of changes in net assets of Arrow DWA Balanced Fund for each of the years in the two-year period then ended, the consolidated statements of changes in net assets of Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund for each of the years and period in the two-year period then ended, and the financial highlights of Arrow DWA Balanced Fund and the consolidated financial highlights of Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund for each of the years and periods presented.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2012 by correspondence with the custodian, brokers, and counterparties and by other appropriate auditing procedures where responses from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights (consolidated where noted) referred to above present fairly, in all material respects, the financial position of Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Strategy Fund and Arrow Commodity Strategy Fund as of July 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the years and period in the two year-period then ended, and their financial highlights for each of the years and periods presented in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

September 27, 2012

The Arrow Funds

EXPENSE EXAMPLES

July 31, 2012 (Unaudited)

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Alternative Solutions Fund, the Arrow Managed Futures Strategy Fund or the Arrow Commodity Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 through July 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period* 2/1/12 – 7/31/12	Expense Ratio During Period** 2/1/12 – 7/31/12
DWA Balanced Class A	1,000.00	1,011.50	$7.20	1.44%
DWA Balanced Class C	1,000.00	1,008.40	11.59	2.32
DWA Balanced Institutional Class +	1,000.00	990.40	4.67	1.30
DWA Tactical Class A	1,000.00	1,027.70	7.41	1.47
DWA Tactical Class C	1,000.00	1,024.50	12.43	2.47
DWA Tactical Institutional Class +	1,000.00	1,003.70	4.95	1.37
Alternative Solutions Class A	1,000.00	985.60	7.70	1.56
Alternative Solutions Class C	1,000.00	982.90	12.28	2.49
Alternative Solutions Institutional Class +	1,000.00	983.20	5.76	1.61
Managed Futures Strategy Class A	1,000.00	930.20	7.39	1.54
Managed Futures Strategy Class C	1,000.00	935.00	12.56	2.61
Managed Futures Strategy Institutional Class +	1,000.00	959.60	4.42	1.25
Commodity Strategy Class A	1,000.00	938.50	9.40	1.95
Commodity Strategy Class C	1,000.00	935.10	14.63	3.04
Commodity Strategy Institutional Class +	1,000.00	935.60	6.88	1.97

The Arrow Funds

EXPENSE EXAMPLES (Continued)

July 31, 2012 (Unaudited)

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period* 2/1/12 – 7/31/12	Expense Ratio During Period** 2/1/12 – 7/31/12
DWA Balanced Class A	$1,000.00	$1,017.70	$7.22	1.44%
DWA Balanced Class C	1,000.00	1,013.33	11.61	2.32
DWA Balanced Institutional Class + DWA Tactical Class A	1,000.00 1,000.00	1,013.34 1,017.55	4.72 7.37	1.30 1.47
DWA Tactical Class C	1,000.00	1,012.58	12.36	2.47
DWA Tactical Institutional Class + Alternative Solutions Class A	1,000.00 1,000.00	1,013.09 1,017.11	4.97 7.82	1.37 1.56
Alternative Solutions Class C	1.000.00	1,012.48	12.46	2.49
Alternative Solutions Institutional Class + Managed Futures Strategy Class A	1,000.00 1,000.00	1,012.23 1,017.21	5.84 7.72	1.61 1.54
Managed Futures Strategy Class C	1,000.00	1,011.88	13.06	2.61
Managed Futures Strategy Institutional Class + Commodity Strategy Class A	1,000.00 1,000.00	1,013.52 1,015.17	4.54 9.77	1.25 1.95
Commodity Strategy Class C	1,000.00	1,009.75	15.19	3.04
Commodity Strategy Institutional Class +	1,000.00	1,010.93	7.14	1.97

*Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**Annualized.

+ Actual expense information for Institutional Class is for the period from March 21, 2012 (date of initial investment) to July 31, 2012.  Actual expenses are equal to Institutional Class Share’s annualized expense ratio multiplied by 132/366 (to reflect the period from initial investment to July 31, 2012). “Hypothetical” expense information for Institutional Class is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average count value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).

The Arrow Funds

SUPPLEMENTAL INFORMATION

July 31, 2012 (Unaudited)

Approval of Advisory Agreement – Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund, Arrow Commodity Strategy Fund, Arrow DWA Balanced Fund and Arrow DWA Tactical Fund

In connection with an organizational meeting held on January 18, 2012, the Board of Trustees (the "Board") of Arrow Investments Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Arrow Investment Advisors, LLC (the "Adviser") and the Trust, on behalf of the Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund, Arrow Commodity Strategy Fund, Arrow DWA Balanced Fund and Arrow DWA Tactical Fund (each a "Fund" and collectively the "Funds").  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser, (b) the Funds' management fees and operating expenses compared with similar mutual funds (c) the overall organization of the Adviser, and (d) the financial condition of the Adviser.

In its consideration of the approval of the Advisory Agreement for the Funds, the Board did not identify any single factor as controlling.  Matters considered by the Board in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding each Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser's operations, the quality of the Adviser's compliance infrastructure and the experience of its Fund management personnel.  The Board then reviewed the financial profile of the Funds' Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Adviser had sufficient financial resources to meet its obligations to the Trust.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board considered the nature and extent of the Adviser's past performance, as well as other factors relating to its track record.  The Board noted that for the one year period ended December 31, 2011, Arrow Alternative Solutions Fund had outperformed the average for a group of similar mutual funds that employ a multi-asset alternative strategy and outperformed the HFRI FOF Composite Index (a fund of hedge funds index).  The Board further noted that performance for the two prior one year periods was below each comparison group, but that it believed more recent performance was indicative of the results it expects from the Adviser in the future.  Next, the Board noted that for the one year period ended December 31, 2011, Arrow Managed Futures Trend Fund had underperformed the average of a group of similar mutual funds that employ a managed futures strategy, the Barclays TOP 50 Index and the TVI Index (each index is representative of a managed futures strategy).  The Board also noted that the Fund's performance was nonetheless within the range of performance results for the group of similar mutual funds.  Additionally, the Board noted that for the one year period ended December 31, 2011, which is also the since-inception period, Arrow Commodity Strategy Fund had outperformed the average of a group of similar mutual funds that

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2012 (Unaudited)

 employ a commodity-focused strategy and outperformed the DJ UBS Commodity Index.  Next, the Board noted that for the one year and three year periods ended December 31, 2011, Arrow DWA Balanced Fund had underperformed the average for a group of similar mutual funds that employ a balanced (stock and bond) asset allocation strategy and a blended index composed of 60% S&P 500 Index (an equity index) and 40% Barclays Capital US Aggregate Index (a broad-based bond index).  The Board also noted that the Fund's performance was nonetheless within the range of performance results for the group of similar mutual funds and thus within a range of reasonable expectations.  The Board also observed that the Fund had significantly outperformed its index and mutual fund comparison group average in 2010.  The Board also noted that because the Adviser employs a sub-adviser for the Fund, performance could not be entirely attributed to the Adviser.  Next, the Board noted that for the one year and three year periods ended December 31, 2011, Arrow DWA Tactical Fund had underperformed the average of a group of similar mutual funds that employ a world-wide asset allocation strategy and the DJ Moderately Aggressive TR USD Index (an asset allocation fund index).  The Board also noted that the Fund's performance was nonetheless within the range of performance results for the group of similar mutual funds and thus within a range of reasonable expectations.  The Board also noted that because the Adviser employs a sub-adviser for the Fund, performance could not be entirely attributed to the Adviser.  The Trustees concluded that the Adviser's past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser proposes to charge a 0.75% annual advisory fee for Arrow Alternative Solutions Fund, 0.85% annual advisory fee for Arrow Managed Futures Trend Fund, 0.80% annual advisory fee for Arrow Commodity Strategy Fund, 1.00% for Arrow DWA Balanced Fund and 1.00% for Arrow DWA Tactical Fund based on each Fund's average net assets.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Adviser's advisory fees and each Fund's overall expenses compared to a group of similarly managed funds.  The Board also noted that the Adviser does not provide advisory services to separately managed accounts and, therefore, no comparative fee information was available.  The Trustees then discussed the management strategy of each Fund and the overall duties of the Adviser (including obligations under an expense limitation agreement with respect to the Arrow Commodity Strategy Fund and sub-advisory fees to be paid by the Adviser with respect to Arrow DWA Balanced Fund and the Arrow DWA Tactical Fund).  The Trustees noted that the advisory fees for the Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund and Arrow Commodity Strategy Fund were less than or equal to those of similarly managed funds.  While the advisory fees for Arrow DWA Balanced Fund and Arrow DWA Tactical Fund where above the average for their comparison group, the Trustees noted they were within a reasonable range of fees charged by the advisers to the comparison group.  The Trustees next noted that total operating expenses for each Fund was either below the comparison group average, or if above average, within the range of operating expenses for each comparison group.  The Trustees concluded that each Fund's advisory fees as well as overall expense ratios, were acceptable in light of the quality of the services each Fund expects to receive from the Adviser, and the level of fees paid by other similarly managed mutual funds in the comparison group.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether there is potential for realization of any further economies of

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2012 (Unaudited)

scale.  After discussion, it was the consensus of the Board that, based on the current size of each Fund, economies of scale was not a relevant consideration.  However, the Board noted it would revisit the issue of advisory fee breakpoints should the Funds gather significant additional assets.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  They also considered the profits to be realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of the Arrow Commodity Strategy Fund's expense limitation agreement and each Fund's expected asset levels, they were satisfied that the Adviser's level of profitability from its relationship with the Funds would not be excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services such other matters as the Trustees have considered relevant in the exercise of their reasonable judgment.

Approval of the Sub-Advisory Agreement

During the Meeting, the Board also considered the approval of a sub-advisory agreement (the "Sub-Advisory Agreement") between Dorsey, Wright & Associates LLC ("Sub-Adviser" or "DWA") and the Trust, on behalf of the Arrow DWA Balanced Fund and the Arrow DWA Tactical Fund.  In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement from the Sub-Adviser.  These materials included: (a) information on the investment performance of the sub-advised Funds, a peer group of funds and appropriate indices with respect to the Funds; and (b) the resources available with respect to compliance with the Funds' investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Sub-Adviser, (d) investment management staffing, and (e) the financial condition of the Sub-Adviser.

In its consideration of the approval of the Sub-Advisory Agreement for the Funds, the Board did not identify any single factor as controlling.  Matters considered by the Board in connection with its approval of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Sub-Adviser's operations including the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its Fund management personnel.  The Trustees noted the recent changes of control at DWA and agreed that it should not impair the quality of services provided by the Sub-Adviser.  The Board then reviewed DWA's financial statements and concluded that it has sufficient financial resources to meet its obligations to the Funds.  The Trustees concluded that DWA has the ability to provide a level of service consistent with the Board's expectations.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2012 (Unaudited)

Performance.  The Board considered the nature and extent of the Sub-Adviser's past performance, as well as other factors relating to its track record.  Next, the Board noted that for the one year and three year periods ended December 31, 2011, Arrow DWA Balanced Fund had underperformed the average for a group of similar mutual funds that employ a balanced (stock and bond) asset allocation strategy and a blended index composed of 60% S&P 500 Index (an equity index) and 40% Barclays Capital US Aggregate Index (a broad-based bond index).  The Board also noted that the Fund's performance was nonetheless within the range of performance results for the group of similar mutual funds and thus within a range of reasonable expectations.  The Board also observed that the Fund had significantly outperformed its index and mutual fund group averages in 2010.  Next, the Board noted that for the one year and three year periods ended December 31, 2011, Arrow DWA Tactical Fund had underperformed the average for a group of similar mutual funds that employ a world-wide asset allocation strategy and the DJ Moderately Aggressive TR USD Index (an asset allocation fund index).  The Board also noted that the Fund's performance was nonetheless within the range of performance results for the group of similar mutual funds and thus within a range of reasonable expectations.  The Board also noted that because the Adviser employs DWA as a sub-adviser for the Funds, performance could not be entirely attributed to the Adviser or DWA.  The Board concluded that the Sub-Adviser's past performance was acceptable.

Fees and Expenses.  The Board noted that the Funds would not compensate the Sub-Adviser for sub-advisory services, but rather the Adviser would compensate the Sub-Adviser out of the advisory fees received from the Funds.  The Board then discussed the comparison of sub-advisory fees and total operating expense data and reviewed DWA's sub-advisory fees and each Fund's overall expenses compared to a group of similarly managed funds.  The Board also considered that DWA's sub-advisory fees are significantly lower when compared to the fees it charges to its separately managed accounts.  The Trustees concluded that although the each Fund's fees were higher than their respective comparison group average, each Fund's advisory fees and applicable sub-advisory fees were reasonable in light of the quality of the services the Fund currently receives from its adviser, and the level of fees paid by a group of other similarly managed mutual funds.

The Trustees concluded that each Fund's sub-advisory fee, as well as the overall expense ratio for each Fund, was acceptable in light of the quality of the services the Funds expect to receive from DWA and that sub-advisory fees and overall expenses were within a range of reasonable fees and expenses when compared to the level of sub-advisory and overall fees paid by a group of other similarly managed mutual funds.

Economies of Scale. The Board considered whether there are economies of scale with respect to sub-advisory services for the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of each Fund, economies of scale was not a relevant consideration.  However, the Board noted it would revisit the issue of advisory fee breakpoints should the Funds gather significant additional assets.

Profitability.  The Board considered the profits realized by the Sub-Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Sub-Adviser from other

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2012 (Unaudited)

activities related to the Funds.  The Trustees concluded that because of each Fund's current asset levels, they were satisfied that the Sub-Adviser's level of profitability from its relationship to the Funds is not excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement and concluded that the sub-advisory fee is reasonable in light of such services and such other matters as the Trustees have considered relevant in the exercise of their reasonable judgment.

The Arrow Funds

SUPPLEMENTAL INFORMATION

July 31, 2012 (Unaudited)

Shareholder Voting Results

At a Special Meeting of Shareholders of the Funds, held at the offices of Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788, on Wednesday, December 21, 2011, shareholders of record at the close of business on September 28, 2011 voted to approve the following proposals:

Proposal 1: To approve an Agreement and Plan of Reorganization and Termination providing for the transfer of all of the assets of each Fund to a corresponding newly created series of Arrow Investments Trust.

Arrow DWA Tactical Fund
Shares Voted In Favor 13,873,445	Shares Voted Against or Abstentions 1,572,198

Arrow Alternative Solutions Fund
Shares Voted In Favor 2,169,863	Shares Voted Against or Abstentions 90,142

Arrow DWA Balanced Fund
Shares Voted In Favor 13,172,127	Shares Voted Against or Abstentions 2,849,366

Arrow Managed Futures Trend Fund
Shares Voted In Favor 7,669,700	Shares Voted Against or Abstentions 234,356

Arrow Commodity Strategy Fund
Shares Voted In Favor 883,986	Shares Voted Against or Abstentions 42,924

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2012 (Unaudited)

Proposal 2: To approve a new Sub-Advisory Agreement by and among NLFT, Arrow Investment Advisors, LLC, and Dorsey, Wright & Associates, LLC with respect to the Arrow DWA Balanced Fund and Arrow DWA Tactical Fund, each a series NLFT.  No fee increase proposed.

Arrow DWA Tactical Fund
Shares Voted In Favor 13,877,068	Shares Voted Against or Abstentions 1,568,576

Arrow DWA Balanced Fund
Shares Voted In Favor 13,092,823	Shares Voted Against or Abstentions 2,928,672

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 2943 Olney Sandy Springs Road, Suite A, Olney, Maryland 20832, unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position(s) Held with Trust*	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years and Current Directorships	Number of Funds in the Trust Overseen by Trustee	Other Directorships held During the Past Five Years
Charles A. Barragato Year of Birth: 1958	Trustee	Indefinite/ Since September 2011	Managing Partner, Charles A. Barragato & Co., LLP (public accounting firm) 1983-Present; Professor of Accounting, Long Island University, 1986-Present; Staff Auditor, Peat, Marwick, Mitchell & Co., 1980-1983.	5	None.
John Mannix Year of Birth: 1968	Trustee	Indefinite/ Since September 2011	Senior Executive, Portfolio Manager, Baldwin Brothers Wealth Management (since 2010); Founder and Partner, Oakmont Partners, LLC (family office) (2006–2010).	5	None.
Paul Montgomery Year of Birth: 1954	Trustee	Trustee Indefinite/ Since September 2011	Managing Member, Theta Investment Research, LLC (since 2003).	5	None.

Interested Trustees and Officers

Name, Address and Year of Birth	Position(s) Held with Trust *	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Current Directorships	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Barrato[1] Year of Birth: 1965	Trustee, President & Principal Executive Officer	Indefinite term as Trustee, 1- year term as officer (since Sept. 2011)	Founder and Chief Executive Officer, Arrow (since 2006).	5	None.
Sothara Chin Year of Birth: 1966	Chief Compliance Officer	1 year term (since Sept. 2011)

 Director of Compliance, Arrow (since 2011); Senior VP and Chief

 Compliance Officer, Access Capital Management, LLC (2009–

 2011); Chief Compliance Officer for FBR Fund Adviser, Inc.

 (investment adviser) and FBR Investment Services, Inc./FBRDirect

 (broker-dealer), Friedman, Billings, Ramsey (1998–2008).

				N/A	N/A

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2012

Jake Griffith	Secretary	1 year term (since Sept. 2011)	Founder and President, Director of Sales, Arrow (since 2006).	N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Year of Birth: 1969	Principal Financial Officer and Treasurer	1-year term (since Sept. 2011)	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006-2012); and Vice President, GemCom, LLC (since 2004).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-277-6933.

PRIVACY NOTICE

ARROW INVESTMENTS TRUST

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

ARROW INVESTMENTS TRUST

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates LLC

9201 Forest Hill Avenue, Suite 100

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $ 70,500

2011 - $ 81,000

(b)

Audit-Related Fees

2012 – None

2011 – None

(c)

Tax Fees

2012 - $ 12,500

2011 - $ 12,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 – None

2011 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012             2011

Audit-Related Fees:       0.00%           0.00%

Tax Fees:

             0.00%           0.00%

All Other Fees:

             0.00%           0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                          2012 - $12,500

                          2011 - $12,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

       Joseph Barrato, President

Date

10/11/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

       Joseph Barrato, President

Date

10/11/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/11/12